CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Revenues		$ 451,657	$ 305,448	$ 266,090
Cost of Revenues		318,313	192,117	161,145
Gross profit		133,344	113,331	104,945
Research and development expenses, net		46,651	38,136	41,173
Selling and marketing expenses		35,114	27,381	25,243
General and administrative expenses		31,345	26,868	19,215
Other operating expenses (income), net	[1]	(3,206)	(6,751)	(8,771)
Operating income		23,440	27,697	28,085
Financial income/expenses, net		(4,526)	1,504	109
Income before taxes on income		18,914	29,201	28,194
Tax benefit		1,809	(4,352)	(4,690)
Net income/loss		20,723	24,849	23,504
Depreciation and amortization expenses		$ 23,651	13,554	13,402
Number of Reportable Segments		3
Satellite Networks [Member]
Segment Reporting Information [Line Items]
Revenues		$ 281,352	155,344	195,022
Cost of Revenues		206,771	80,063	101,980
Gross profit		74,581	75,281	93,042
Research and development expenses, net		34,101	28,760	34,987
Selling and marketing expenses		22,018	17,395	21,354
General and administrative expenses		13,923	7,248	9,760
Other operating expenses (income), net	[1]	(18,311)	2,973	(7,347)
Operating income		22,850	18,905	34,288
Depreciation and amortization expenses		18,924	6,571	7,800
Integrated Solutions [Member]
Segment Reporting Information [Line Items]
Revenues		100,430	97,755	19,638
Cost of Revenues		70,708	72,175	12,655
Gross profit		29,722	25,580	6,983
Research and development expenses, net		12,550	9,376	6,186
Selling and marketing expenses		11,017	7,825	2,254
General and administrative expenses		10,562	12,760	2,448
Other operating expenses (income), net	[1]	18,448	(465)	1,185
Operating income		(22,855)	(3,916)	(5,090)
Depreciation and amortization expenses		2,857	5,223	1,610
Network Infrastructure and Services [Member]
Segment Reporting Information [Line Items]
Revenues		69,875	52,349	51,430
Cost of Revenues		40,834	39,879	46,510
Gross profit		29,041	12,470	4,920
Research and development expenses, net		0	0	0
Selling and marketing expenses		2,079	2,161	1,635
General and administrative expenses		6,860	6,860	7,007
Other operating expenses (income), net	[1]	(3,343)	(9,259)	(2,609)
Operating income		23,445	12,708	(1,113)
Depreciation and amortization expenses		$ 1,870	$ 1,760	$ 3,992

[1]	See Note 14